Stockholders' Equity - Summary of Stock-Based Compensation Expense Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	$ 777	$ 323	$ 2,123	$ 702	$ 2,473	$ 82
Cost of revenues [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	125	86	357	250	693	27
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	6	7	20	11	233	7
Sales, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment arrangement, expense	$ 646	$ 230	$ 1,746	$ 441	$ 1,547	$ 48